Reserves	12 Months Ended
Jun. 30, 2025
Disclosure Of Reserves Abstract
Reserves

22. Reserves

		Consolidated Group
	Notes	2025 A$	2024 A$ (As Restated)	2023 A$
Foreign currency translation reserve	(a)
Opening balance at 1 July		123,793	120,770	143,780
Exchange differences arising from foreign operations		(10,604)	3,023	(23,010)
Closing balance at 30 June		113,189	123,793	120,770

Share based payments and other reserve
Opening balance at 1 July		1,754,450	2,284,163	5,021,974
Equity-settled employee benefits	(b)	51,666	1,391,168	1,774,645
Equity-settled supplier payments	(b)	228,240	-	146,236
Warrants	(c)	363,282	363,282	363,282
Closing balance at 30 June		643,188	1,754,450	2,284,163

Convertible note reserve
Opening balance at 1 July		-	-	140,721
Convertible notes issued		-	-	-
Transfer to retained earnings on historical conversion of notes		-	-	(140,721)
Closing balance at 30 June		-	-	-

Total reserves		756,377	1,878,243	2,404,933

(a)	Foreign currency translation reserve

Exchange differences relating to the translation of the results and net assets of the Group’s foreign operations from their functional currencies to the Group’s presentation currency (i.e. Australian dollars) are recognized directly in other comprehensive income and accumulated in the foreign currency translation reserve.

(b)	Equity-settled payments

The balance of “Equity-settled employee benefits” represent director fees that may be settled through the issue of ordinary shares and the balance of “Equity-settled supplier payments” represents the consideration to be paid for the 30 June 2025 acquisition of a Lead Management System technology asset. Post-balance date, the Company has issued 18,000 shares at US$8.30 (A$12.68) to settle the acquisition of the Lead Management System technology asset and a further 9,114 shares were issued to settle A$45,000 director fees payable to John Chegwidden (see Note 34).

(c)	Warrants

As at 30 June 2025, the Group maintained two series of warrants:

	Listed Warrants	Unlisted Warrants
Grant date	29 March 2022	29 March 2022
Exercise price	US$82.50	US$103.12
Exercisable from	29 March 2022	29 March 2022
Exercisable to	29 March 2027	29 March 2027

Movements in number of warrants during the period:

	Listed Warrants	Unlisted Warrants
Balance at 1 July 2022	1,454,546	87,272
Granted	-	-
Forfeited	-	-
Exercised	-	-
Reduction due to reverse share split	(1,381,812)	(82,907)
Balance at 30 June 2023	72,734	4,365

Balance at 1 July 2023	72,734	4,365
Granted	-	-
Forfeited	-	-
Exercised	-	-
Balance at 30 June 2024	72,734	4,365

Balance at 1 July 2024	72,734	4,365
Granted	-	-
Forfeited	-	-
Exercised	-	-
Balance at 30 June 2025	72,734	4,365